Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement Abstract
Sales	$ 25,739	$ 46,694	$ 70,484	$ 81,906	$ 104,458	$ 57,604
Cost of goods sold	12,359	39,608	38,984	63,239	84,871	28,245
Gross profit (loss)	13,380	7,086	31,500	18,667	19,587	29,359
Consulting services	40,600	123,639	286,630	241,426	725,240	266,640
Website expense	901	1,427	4,358	11,355	12,328	17,899
Expense
Legal and professional services	5,397	5,099	12,597	48,872	84,457	143,310
Advertising and marketing	19,513	117	221,800	5,195	5,234	1,918
License fee	0	22,339	16,998	24,008		23,280
Rent	600	1,860	3,600	8,520	10,320	17,200
Bad debt expense					0	4,461
General and administrative	102,398	205,697	559,550	399,256	523,478	209,666
Beneficial conversion expense					0	29,788
Total expenses	169,409	360,178	1,105,533	738,632	1,470,714	714,162
Net operating loss	(156,029)	(353,092)	(1,074,033)	(719,965)	(1,451,127)	(684,803)
Other expense
Amortization expense	21,111	31,667	84,444	73,889	105,556
Net other income (expense)					0	518
Depreciation expense	(1,118)	(1,217)	(3,355)	(3,080)	(4,101)
Prepayment penalty					74,848	0
Interest expense	(46,535)	(65,701)	(255,913)	(128,790)	(285,327)	(5,873)
Total other income (expense)	(68,764)	(98,585)	(343,712)	(205,759)	(360,175)	(5,355)
Profit (loss) before taxes	(224,793)	(451,677)	(1,417,745)	(925,724)	(1,811,302)	(690,158)
Income tax expense	0	0	0	0	0	0
Net profit (loss)	$ (224,793)	$ (451,677)	$ (1,417,745)	$ (925,724)	$ (1,811,302)	$ (690,158)
Net profit (loss) per common share
Basic	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average number of common shares outstanding
Basic	292,999,382	196,004,788	301,232,745	172,040,746	194,420,001	120,358,931
Diluted	335,129,995	214,223,263	372,484,608	194,444,103	225,537,811	132,545,440